Cash and cash equivalents	12 Months Ended
Mar. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents
Cash and cash equivalents

 Significant accounting policies that apply to cash and cash equivalents
Cash and cash equivalents comprise cash in hand and current balances with banks and similar institutions, which are readily convertible to cash, are subject to insignificant risk of changes in value and have an original maturity of three months or less. All are held at amortised cost on the balance sheet, equating to fair value.
For the purpose of the consolidated cash flow statement, cash and cash equivalents are as defined above net of outstanding bank overdrafts. Bank overdrafts are included within the current element of loans and other borrowings (note 26).

IFRS 9 was applied for the first time on 1 April 2018 and introduces new classifications for financial instruments. Cash and cash equivalents were classified as loans and receivables under IAS 39, and are now classified as financial assets held at amortised cost under IFRS 9. The current year and 2019 figures in the following tables reflect the classifications under IFRS 9, and the 2018 figures reflect the previous classifications under IAS 39. This has not had an impact on the accounting for these instruments, or on their carrying amounts.

	2020	2019	2018
At 31 March	£m	£m	£m
Cash at bank and in hand	463	495	446
Cash equivalents
UK deposits	1,043	1,132	31
US deposits	8	3	26
Other deposits	35	36	25
Total cash equivalents	1,086	1,171	82
Total cash and cash equivalents	1,549	1,666	528
Bank overdrafts (note 26)	(183)	(72)	(29)
Cash and cash equivalents classified as held for sale (note 23)	43	—	—
Cash and cash equivalents per the cash flow statement	1,409	1,594	499

Cash and cash equivalents include restricted cash of £42m (2018/19: £44m, 2017/18: £32m), of which £29m (2018/19: £40m, 2017/18: £29m) was held in countries where local capital or exchange controls currently prevent us from accessing cash balances. The remaining balance of £13m (2018/19: £4m, 2017/18: £3m) was held in escrow accounts, or in commercial arrangements akin to escrow.